1. BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Accounting Policies [Abstract]
1. BASIS OF PRESENTATION

Unaudited Interim Consolidated Financial Statements

The unaudited interim consolidated financial statements of EFLO Energy, Inc. (the “Company”), have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). They do not include all information and footnotes required by GAAP for complete financial statements. However, except as disclosed herein, there have been no material changes in the information disclosed in the notes to the consolidated financial statements for the year ended August 31, 2013 included in the Company’s Annual Report on Form 10-K filed with the SEC. The unaudited interim consolidated financial statements should be read in conjunction with those consolidated financial statements included in the Form 10-K. In the opinion of management, all adjustments considered necessary for fair presentation have been made. Operating results for the three and nine month periods ended May 31, 2014 are not necessarily indicative of the results that may be expected for the year ending August 31, 2014.

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

EFLO Energy, Inc. (the “Company”), was incorporated in the State of Nevada on July 22, 2008, and prior to March 2011, was relatively inactive. During March 2011, the Company initiated operations focused on oil and gas exploration and development in the United States and Canada. During the period from July 18, 2012 through October 17, 2012, the Company acquired working interests totaling 53.65% (including a 100% working interest in one shut in gas well) in the Kotaneelee Gas Project (“KGP”) located on 30,542 gross acres in the Yukon Territory in Canada. (Note 4).

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with generally accepted accounting principles in the United States (“US GAAP”) which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. The Company is in the exploration stage. It has not generated operating revenues, and has accumulated operating losses of $9,652,034 since inception. The Company has funded its operations through the issuance of capital stock and debt. Management plans to raise additional funds through third-party equity or debt financings and the joint venturing of its exploration efforts with third parties. There is no certainty that further funding will be available as needed. These factors raise substantial doubt about the ability of the Company to continue operating as a going concern. The Company’s ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon its ability to raise capital sufficient to fund its commitments and ongoing losses, and ultimately generate profitable operations.

Restatements

During a re-evaluation of the oil and gas assets acquired in the Devon acquisition (see Note 4), the Company determined that an error had been made in the classification of the oil and gas assets acquired.  Specifically, the Company misclassified certain oil and gas leasehold and infrastructure equipment costs as proved within the full cost pool. The Company acquired the assets in an arms-length transaction.  The assets acquired were non-core to the long-term business plans of the selling companies and, consequently, had not been the focus of their ongoing exploration and production efforts.  However, the Company’s business plan for these acquisitions is strategic in nature, with only marginal consideration for the existing production at the time of acquisition.  Since the dates the acquisitions closed, the Company has begun the process of evaluating the exploitation potential of both the conventional and unconventional hydrocarbons in place, as well as formulating an exploitation and development plan based on its ongoing analyses. The Company intends to utilize modern technology and institutional and strategic knowledge of management to optimize the economics of the assets.

Upon consideration of the economic profile of the assets acquired at the time of acquisition, as compared to the Company’s future plans for the assets, the Company believes all oil and gas assets, including related infrastructure equipment, should have been classified as unproved in the Company’s balance sheet. Consequently, the Company believes classifying the assets as unproved is appropriate until such time as the hydrocarbon potential has been evaluated, the Company has completed development of an exploitation and development plan based on evaluation of the reservoir, raised sufficient capital to begin the operational execution of the exploitation and development plan and proved the economic viability of the assets based on successful drilling.  The Company will begin reclassifying these oil and gas assets from unproved to proved if and when the assets are demonstrably economic concurrent with the execution of the Company’s business plan.

The effect of this restatement on the consolidated financial statements included herein is as shown in tabular form below:

	As previously		As
Consolidated Balance Sheet at August 31, 2012	reported	Adjustments	restated
Proved properties	15,232,824	(15,232,824)	-
Unproven properties	6,465,622	15,641,759	22,107,381
Accumulated other comprehensive loss	(7,299)	4,340	(2,959)
Retained earnings (accumulated deficit) during exploration stage	(4,838,081)	404,595	(4,433,486)

Consolidated Statement of Operations for the year ended August 31, 2012
Gas sales, net	251,290	(251,290)	-
Lease operating expenses	(255,143)	255,143	-
Depletion, depreciation and amortization	(400,744)	400,744	-
Net income (loss)	(3,207,121)	404,595	(2,802,526)

Consolidated Statement of Cash Flows for the year ended August 31, 2012
Net income (loss)	(3,207,121)	404,595	(2,802,526)
Depletion, depreciation and amortization	405,084	(405,084)	-
Net cash used in operating activities	(922,624)	3,851	(918,773)
Expenditures on oil and gas properties	(11,200)	(3,851)	(15,051)
Net cash used in investing activities	(300,495)	(3,851)	(304,346)

Notes to the Consolidated Financial Statements at August 31, 2012, Note 4. Oil and Gas Properties
Oil and Gas Acquisition - Kotaneelee Gas Project
Intangibles	6,780,000	(6,780,000)	-
Leasehold costs	581,379	(581,379)	-
Unproved leasehold costs	6,465,623	7,361,379	13,827,001
Capitalized Acquisition, Exploration and Development Costs
KGP – proven properties	15,637,906	(15,637,906)	-
KGP – unproven properties	6,465,623	15,637,906	22,103,529
Expenditures on oil and gas properties	-	3,852	3,851
Unproved oil and gas properties, August 31, 2012	6,465,623	15,641,758	22,107,381

Notes to the Consolidated Financial Statements at August 31, 2012, Note 9. Income Taxes
Reconciliation of Provision for Income Taxes
Canadian-based losses	(469,659)	408,884	(60,775)
Expected recovery of Canadian income tax	140,898	(122,675)	18,233
Valuation allowance	(140,898)	122,675	(18,233)
Significant Components of Deferred Income Taxes
Canadian net operating loss carryforwards	140,898	(122,675)	18,233
Total deferred income tax assets	140,898	(122,675)	18,233
Valuation allowance	(140,898)	122,675	(18,233)
Canadian Non-Capital Loss Carryforwards	720,949	(660,174)	60,775